Note 28 - Key Management Compensation - Disclosure of Information About Key Management Personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
	$ 6,807	$ 6,538
Independent members of the board of directors [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	702	730
Share-based payments	306	396
Other members of key management [member]
Statement Line Items [Line Items]
Salaries, bonuses, fees and benefits	3,212	2,201
Share-based payments	$ 2,587	$ 3,211